UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2005

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund
(formerly Spartan® Massachusetts
Municipal Income Fund)

Fidelity Massachusetts AMT
Tax-Free Money Market Fund
(formerly Spartan Massachusetts
Municipal Money Market Fund)

Fidelity Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts AMT Tax-Free Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Fidelity Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 1,015.10	$ 2.35
HypotheticalA	$ 1,000.00	$ 1,022.46	$ 2.36
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,009.60	$ 1.99
HypotheticalA	$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,009.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Massachusetts Municipal Income Fund	.47%
Fidelity Massachusetts AMT Tax-Free Money Market Fund	.40%
Fidelity Massachusetts Municipal Money Market Fund	.52%

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	20.8	21.2
Transportation	16.1	15.5
Special Tax	13.4	13.1
Education	11.5	13.6
Escrowed/Pre-Refunded	11.1	9.5
Average Years to Maturity as of July 31, 2005
		6 months ago
Years	15.1	15.8
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2005
6 months ago
Years	6.9	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2005	As of January 31, 2005
AAA 64.4%	AAA 65.5%
AA,A 31.2%	AA,A 30.4%
BBB 1.1%	BBB 1.1%
BB and Below 0.9%	BB and Below 1.0%
Not Rated 1.3%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value (Note 1)
Massachusetts - 93.5%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	$ 1,300,000	$ 1,439,295
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,424,381
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,096,314
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	115,000	115,302
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,409,486
5% 8/1/17 (MBIA Insured)	7,990,000	8,525,170
5% 8/1/18 (MBIA Insured)	6,200,000	6,596,738
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,584,547
5.75% 11/1/13	1,975,000	2,190,078
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,164,387
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,589,785
5% 6/15/19 (FSA Insured)	1,535,000	1,649,603
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,637,513
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,160,817
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,524,138
5% 5/15/19 (AMBAC Insured)	1,000,000	1,079,740
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,859,705
6% 6/1/15	2,545,000	2,861,242
6% 6/1/16	3,015,000	3,388,197
6% 6/1/17	3,195,000	3,588,975
6% 6/1/18	3,390,000	3,806,394
6% 6/1/19	3,590,000	4,029,272
6% 6/1/20	3,785,000	4,246,316
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,434,286
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,086,340
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	2,460,000	2,686,492
5.75% 11/15/14 (FGIC Insured)	1,100,000	1,218,657
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,095,000
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,488,109
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,544,937
5% 12/15/19 (MBIA Insured)	1,310,000	1,421,376
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	$ 4,830,000	$ 4,841,254
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,344,360
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,466,412
5.375% 8/15/16 (FGIC Insured)	2,345,000	2,582,431
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,215,331
5% 6/1/19 (MBIA Insured)	1,560,000	1,675,159
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,631,842
5% 8/15/20	1,465,000	1,586,683
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,790,620
Series 2000 A, 5.25% 7/1/30	17,665,000	18,623,150
Series A:
5% 3/1/23 (Pre-Refunded to 3/1/07 @ 101) (e)	650,000	678,126
5.5% 3/1/12	4,350,000	4,753,419
5.75% 7/1/15	85,000	94,083
5.75% 7/1/18	330,000	364,478
5.75% 3/1/26	5,500,000	5,970,855
7% 3/1/21	1,500,000	1,887,690
Series B, 6.2% 3/1/16	27,525,000	32,268,108
Series C, 5% 3/1/24	17,950,000	18,445,420
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2002 A, 5% 7/1/32	3,355,000	3,491,951
Series C, 5.25% 7/1/19	4,430,000	5,031,505
Sr. Series C:
5.25% 7/1/21	4,000,000	4,568,960
5.25% 7/1/23	3,950,000	4,505,963
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (e)	2,250,000	1,076,783
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,044,339
5% 5/1/18 (MBIA Insured)	2,270,000	2,453,371
5% 5/1/43 (MBIA Insured)	11,410,000	11,901,771
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,291,215
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,227,174
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,423,529
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,919,672
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,153,109
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,871,937
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts College Bldg. Auth. Proj. Rev.: - continued
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,100,000	$ 1,242,736
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,097,947
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,495,100
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	6,109,221
5.25% 7/1/31	11,785,000	12,553,264
5.5% 7/1/14	750,000	823,148
5.5% 7/1/15	910,000	996,732
5.5% 7/1/16	590,000	644,917
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,082,819
5.5% 10/1/28	5,660,000	5,103,848
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	10,250,000	10,874,020
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (d)	1,970,000	1,979,042
4.4% 7/1/07 (AMBAC Insured) (d)	3,085,000	3,119,861
4.55% 7/1/09 (AMBAC Insured) (d)	980,000	996,111
4.65% 7/1/10 (AMBAC Insured) (d)	2,335,000	2,381,116
4.75% 7/1/11 (AMBAC Insured) (d)	4,025,000	4,113,429
4.8% 7/1/12 (AMBAC Insured) (d)	1,040,000	1,065,834
4.95% 7/1/14 (AMBAC Insured) (d)	1,970,000	2,027,327
5% 7/1/15 (AMBAC Insured) (d)	930,000	959,286
Issue G:
5% 12/1/11 (MBIA Insured) (d)	1,880,000	1,928,542
5.45% 12/1/06 (MBIA Insured) (d)	4,215,000	4,260,901
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (d)	1,570,000	1,594,555
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (d)	1,640,000	1,671,406
4.9% 12/1/11 (AMBAC Insured) (d)	2,365,000	2,428,808
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	961,784
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (e)	3,025,000	3,236,478
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 1998 A:
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (e)	$ 7,020,000	$ 7,510,768
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (e)	8,290,000	8,935,045
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (e)	5,820,000	6,203,887
Series 2000 A:
5.75% 6/15/11	13,660,000	15,052,910
5.75% 12/15/11	9,510,000	10,479,735
5.75% 6/15/12	5,000,000	5,502,200
5.75% 6/15/13	8,000,000	8,856,880
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (e)	5,000,000	5,531,900
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,928,420
6% 5/1/08 (Escrowed to Maturity) (e)	685,000	725,353
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (e)	1,720,000	1,887,872
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @ 100) (e)	21,955,000	23,609,748
Series 2001 D:
5.5% 11/1/18	2,000,000	2,303,760
5.5% 11/1/20	1,000,000	1,158,700
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (e)	2,650,000	2,945,767
Series 2002 D, 5.375% 8/1/21 (Pre-Refunded to 8/1/12 @ 100) (e)	10,000,000	11,069,400
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	8,126,440
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,675,450
Series 2004 D, 6% 5/1/08 (Pre-Refunded to 5/1/07 @ 100) (e)	250,000	263,120
Series 2005 A:
5% 3/1/21 (FSA Insured)	7,500,000	8,110,275
5% 3/1/23 (FSA Insured)	20,420,000	22,064,627
5% 3/1/24 (FSA Insured)	9,000,000	9,695,160
5% 3/1/25	22,395,000	23,867,919
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (e)	5,000,000	5,449,500
5% 3/1/18 (FSA Insured)	15,000,000	16,282,800
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	1,795,000	1,969,097
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (e)	$ 3,800,000	$ 4,205,802
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (e)	4,800,000	5,313,312
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (e)	240,000	265,666
5.5% 10/1/18	6,000,000	6,907,020
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	4,315,000	4,753,749
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	695,000	765,668
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.):
Series E, 6% 7/1/06 (FSA Insured)	1,425,000	1,466,083
Series F:
5.75% 7/1/17	1,305,000	1,417,047
5.75% 7/1/18	1,300,000	1,399,541
5.75% 7/1/19	1,455,000	1,558,363
5.75% 7/1/20	500,000	533,385
5.75% 7/1/33	3,000,000	3,193,020
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	12,725,000	12,759,867
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,964,675
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,490,832
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	9,475,000	9,537,251
(Harvard Univ. Proj.):
Series FF, 5.125% 7/15/37	34,135,000	35,978,290
Series P, 5.625% 11/1/28	1,500,000	1,541,070
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	14,120,000	14,148,522
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	2,000,000	2,084,740
5.25% 7/1/09	2,540,000	2,639,720
5.25% 7/1/10	2,000,000	2,086,360
5.25% 7/1/11	3,025,000	3,140,404
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	14,600,000	16,063,212
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,583,420
Series K, 5.375% 7/1/17	6,805,000	7,795,740
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.):
Series L:
5% 7/1/18	$ 4,315,000	$ 4,778,863
5% 7/1/23	3,925,000	4,354,081
5.25% 7/1/33	14,000,000	16,124,080
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,785,600
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,000,000	1,022,180
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,346,679
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,816,215
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,773,000
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,623,176
5.125% 7/1/11 (MBIA Insured)	3,885,000	4,058,271
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,943,596
Series 2001 C, 5.75% 7/1/32	5,000,000	5,473,850
Series C, 5.75% 7/1/21	2,500,000	2,773,050
Series E:
5% 7/1/17	1,255,000	1,353,467
5% 7/1/19	1,390,000	1,485,368
Series F:
5% 7/1/17	1,410,000	1,531,613
5% 7/1/19	1,760,000	1,890,856
5% 7/1/20	2,350,000	2,514,829
5% 7/1/21	1,150,000	1,226,797
5% 7/1/22	1,855,000	1,964,964
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	1,958,336
5.125% 7/1/08	2,000,000	2,068,960
5.25% 7/1/09	2,120,000	2,218,114
5.5% 7/1/12	2,165,000	2,304,816
5.625% 7/1/19	1,000,000	1,045,000
5.75% 7/1/29	4,350,000	4,534,875
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,404,950
Series J, 5.5% 8/15/17	500,000	576,765
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Massachusetts Proj.) Series A, 6% 10/1/15 (Pre-Refunded to 10/1/10 @ 101) (e)	$ 1,000,000	$ 1,134,540
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,088,090
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,114,652
5% 7/1/20	2,075,000	2,217,366
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,073,953
Series F, 5.75% 7/1/19	3,075,000	3,184,224
Series G, 5.5% 7/1/14	3,665,000	3,992,138
6.55% 6/23/22 (AMBAC Insured)	17,450,000	18,844,255
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series A, 6% 12/1/13 (MBIA Insured)	4,535,000	4,617,764
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	10,022,265
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,984,047
Series 1998 A, 5.2% 12/1/08 (d)	1,300,000	1,331,382
Massachusetts Indl. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	265,000	271,445
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	25,000,000	23,415,500
0% 8/1/08	15,000,000	13,491,900
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,654,750
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	8,762,327
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,765,120
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	8,851,739
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,323,896
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,391,683
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,438,278
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (d)	$ 2,030,000	$ 2,114,265
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	9,063,425
5.5% 7/1/17 (FSA Insured)	2,105,000	2,254,644
Series 1998 B:
5% 7/1/10 (FSA Insured) (d)	2,275,000	2,387,226
5% 7/1/15 (FSA Insured) (d)	3,310,000	3,431,345
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,591,992
5% 7/1/18 (MBIA Insured)	2,000,000	2,141,420
5% 7/1/19 (MBIA Insured)	6,915,000	7,379,757
5% 7/1/20 (MBIA Insured)	2,505,000	2,664,619
5% 7/1/21 (AMBAC Insured)	5,010,000	5,378,235
5% 7/1/21 (MBIA Insured)	3,000,000	3,182,820
5% 7/1/22 (MBIA Insured)	2,000,000	2,112,200
5% 7/1/35 (AMBAC Insured)	10,000,000	10,518,400
5.125% 7/1/16 (FSA Insured)	3,000,000	3,210,810
5.125% 7/1/17 (FSA Insured)	3,000,000	3,208,530
Series B:
5.5% 7/1/10 (FSA Insured) (d)	11,470,000	12,410,196
5.5% 7/1/11 (FSA Insured) (d)	5,500,000	5,934,060
5.5% 7/1/12 (FSA Insured) (d)	4,000,000	4,308,080
5.625% 7/1/12 (Escrowed to Maturity) (e)	1,320,000	1,435,157
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (d)	10,395,000	11,172,650
5.5% 1/1/13 (AMBAC Insured) (d)	7,015,000	7,525,692
5.5% 1/1/14 (AMBAC Insured) (d)	6,040,000	6,464,552
5.5% 1/1/15 (AMBAC Insured) (d)	5,000,000	5,341,400
5.5% 1/1/16 (AMBAC Insured) (d)	5,000,000	5,331,450
5.5% 1/1/17 (AMBAC Insured) (d)	6,470,000	6,885,956
5.5% 1/1/18 (AMBAC Insured) (d)	6,000,000	6,376,800
5.5% 1/1/19 (AMBAC Insured) (d)	5,000,000	5,301,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured) (a)	6,000,000	6,409,920
5% 8/15/27 (MBIA Insured) (a)	10,000,000	10,590,500
5% 8/15/30 (FSA Insured) (a)	70,000,000	74,075,390
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.25% 1/1/19 (FGIC Insured)	3,500,000	3,977,890
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	$ 2,000,000	$ 2,139,280
5.5% 6/1/16 (FSA Insured)	3,000,000	3,420,480
5.5% 6/1/18 (FSA Insured)	9,640,000	11,100,364
5.5% 6/1/19 (FSA Insured)	10,000,000	11,557,700
Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,620,243
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,885,198
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,738,985
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,120,424
5.25% 1/1/29 (AMBAC Insured)	45,615,000	48,247,442
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,073,894
0% 1/1/28 (MBIA Insured)	5,130,000	1,768,055
0% 1/1/29 (MBIA Insured)	33,195,000	10,835,180
5% 1/1/37 (MBIA Insured)	34,480,000	35,490,609
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,610,856
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,940,250
0% 1/1/17 (MBIA Insured)	7,690,000	4,727,197
0% 1/1/18 (MBIA Insured)	2,025,000	1,179,866
0% 1/1/19 (MBIA Insured)	13,815,000	7,666,220
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	30,135,000	30,222,693
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,841,474
(Pool Prog.):
Series 10:
5% 8/1/22	6,000,000	6,412,080
5% 8/1/34	1,055,000	1,107,993
5.25% 8/1/15	2,435,000	2,715,609
Series 2004 A:
5.25% 2/1/16	6,110,000	6,842,772
5.25% 2/1/17	6,435,000	7,227,213
5.25% 2/1/18	6,210,000	6,986,995
5.25% 2/1/22	1,170,000	1,333,168
5.25% 8/1/22	6,525,000	7,419,708
5.25% 2/1/23	1,390,000	1,580,708
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 2004 A:
5.25% 2/1/24	$ 1,170,000	$ 1,328,512
5.25% 8/1/24	3,780,000	4,306,592
Series 3:
5.4% 2/1/10	300,000	312,822
5.5% 2/1/13	815,000	851,373
Series 4, 5.125% 8/1/14	70,000	74,953
Series 5, 5.25% 8/1/15	75,000	81,295
Series 6:
5.25% 8/1/19	30,000	32,812
5.5% 8/1/30 (b)	17,580,000	19,199,294
5.625% 8/1/14	115,000	127,131
5.625% 8/1/15	25,000	27,710
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (e)	975,000	1,088,305
5.625% 8/1/16	485,000	535,930
Series 7:
5.25% 2/1/16	4,495,000	4,841,475
5.25% 2/1/17	2,795,000	3,008,873
5.25% 2/1/17 (Pre-Refunded to 8/1/11 @ 100) (e)	2,205,000	2,408,301
Series 8:
5% 8/1/17	110,000	118,041
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (e)	5,540,000	6,005,138
5% 8/1/20	105,000	111,615
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (e)	5,395,000	5,847,964
Series 9, 5.25% 8/1/33	3,075,000	3,313,958
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,143
5% 8/1/15 (Escrowed to Maturity) (e)	950,000	1,049,057
5.25% 8/1/12	565,000	602,623
5.25% 8/1/13	330,000	351,100
5.45% 2/1/13	140,000	140,308
5.45% 2/1/13 (Escrowed to Maturity) (e)	1,960,000	2,139,556
Massachusetts Wtr. Resources Auth.:
Series A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	14,024,570
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,963,900
5.25% 8/1/25 (MBIA Insured)	1,200,000	1,324,920
5.25% 8/1/26 (MBIA Insured)	1,000,000	1,103,110
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (e)	4,450,000	4,959,881
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series A:
6.5% 7/15/19	$ 21,960,000	$ 26,747,939
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,375,094
5.5% 8/1/15 (FSA Insured)	1,500,000	1,701,060
5.5% 8/1/16 (FSA Insured)	1,425,000	1,634,147
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,577,814
Series J:
5% 8/1/42	8,160,000	8,447,069
5.5% 8/1/20 (FSA Insured)	1,000,000	1,169,160
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,156,051
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,144,023
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,109,910
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,044,180
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,323,923
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,553,743
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,111,330
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,236,665
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	5,000,000	5,238,050
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,771,074
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,363,440
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,107,840
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,228,339
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,151,911
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,284,274
5% 9/1/18 (AMBAC Insured)	1,090,000	1,187,697
5% 9/1/19 (AMBAC Insured)	1,085,000	1,177,909
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,245,383
5% 3/15/21 (MBIA Insured)	2,190,000	2,335,044
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,819,266
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,098,890
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,789,839
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,549,695
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	$ 1,525,000	$ 1,642,928
5% 1/15/20 (FGIC Insured)	1,350,000	1,446,957
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	2,810,000	2,916,611
Springfield Gen. Oblig.:
5% 8/1/22 (MBIA Insured)	3,610,000	3,840,715
5% 8/1/23 (MBIA Insured)	2,050,000	2,177,572
5.25% 8/1/13 (MBIA Insured)	5,965,000	6,612,859
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,413,227
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,653,948
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,093,970
5.25% 1/15/21 (MBIA Insured)	4,600,000	5,022,924
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,054,344
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,102,300
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	2,530,000	2,826,971
Taunton Indl. Dev. Fing. Auth. Indl. Dev. Rev. (Pepsi Cola Metropolitan Bottle Proj.) 5.65% 8/1/12	2,400,000	2,405,544
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A:
5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (e)	1,595,000	1,725,312
5.125% 11/1/16 (Pre-Refunded to 11/1/10 @ 100) (e)	2,025,000	2,202,552
Series 2004 A:
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (e)	2,080,000	2,352,293
5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (e)	1,000,000	1,130,910
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	6,165,000	6,890,127
Series B:
5.5% 11/1/11 (Pre-Refunded to 11/1/10 @ 100) (e)	1,175,000	1,299,080
5.5% 11/1/12 (Pre-Refunded to 11/1/10 @ 100) (e)	2,465,000	2,725,304
5.5% 11/1/13 (Pre-Refunded to 11/1/10 @ 100) (e)	1,615,000	1,785,544
5.5% 11/1/14 (Pre-Refunded to 11/1/10 @ 100) (e)	1,500,000	1,658,400
5.5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (e)	1,200,000	1,326,720
5.5% 11/1/16 (Pre-Refunded to 11/1/10 @ 100) (e)	1,250,000	1,382,000
5.5% 11/1/17 (Pre-Refunded to 11/1/10 @ 100) (e)	1,250,000	1,382,000
5.5% 11/1/18 (Pre-Refunded to 11/1/10 @ 100) (e)	1,400,000	1,547,840
Sr. Series 2, 5.125% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (e)	3,830,000	4,165,814
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	$ 3,300,000	$ 3,584,955
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,582,654
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,422,932
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,096,520
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,183,249
Series A:
5.5% 4/1/19 (Pre-Refunded to 4/1/10 @ 101) (e)	4,000,000	4,424,240
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 101) (e)	2,935,000	3,277,808
5.75% 4/1/13 (Pre-Refunded to 4/1/10 @ 101) (e)	3,035,000	3,389,488
5.75% 4/1/14 (Pre-Refunded to 4/1/10 @ 101) (e)	3,120,000	3,484,416
		1,722,831,367
Puerto Rico - 5.3%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	4,450,000	5,132,230
Series A:
5.25% 7/1/18	3,500,000	3,769,465
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,749,175
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,069,410
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,000,000	1,138,180
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,378,900
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	2,009,009
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	$ 12,985,000	$ 14,319,079
5.5% 10/1/40 (Escrowed to Maturity) (e)	23,570,000	25,815,750
Series C:
5.5% 7/1/19 (FGIC Insured)	7,000,000	8,168,860
5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,795,250
5.5% 7/1/26 (AMBAC Insured)	6,195,000	7,279,621
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,491,921
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	2,300,000	2,572,159
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	3,195,000	3,673,260
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,000,000	3,475,470
		96,837,739
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	855,304
5% 10/1/13	700,000	750,813
5.25% 10/1/16	750,000	814,088
		2,420,205
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,751,459,624)		1,822,089,311
NET OTHER ASSETS - 1.1%		19,500,049
NET ASSETS - 100%		$ 1,841,589,360
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
100 U.S. Treasury Bond Contracts	Sept. 2005	$ 11,531,250	$ 73,040

The face value of futures sold as a percentage of net assets - 0.6%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,092,110.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	20.8%
Transportation	16.1%
Special Tax	13.4%
Education	11.5%
Escrowed/Pre-Refunded	11.1%
Water & Sewer	9.8%
Health Care	9.6%
Others* (individually less than 5%)	7.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,751,459,624) - See accompanying schedule		$ 1,822,089,311
Cash		95,326,649
Receivable for investments sold		857,116
Receivable for fund shares sold		1,349,948
Interest receivable		17,410,253
Receivable for daily variation on futures contracts		103,125
Prepaid expenses		2,719
Other receivables		115,347
Total assets		1,937,254,468

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 91,702,440
Payable for fund shares redeemed	1,364,668
Distributions payable	1,846,799
Accrued management fee	569,951
Other affiliated payables	136,845
Other payables and accrued expenses	44,405
Total liabilities		95,665,108

Net Assets		$ 1,841,589,360
Net Assets consist of:
Paid in capital		$ 1,746,970,320
Distributions in excess of net investment income		(581,800)
Accumulated undistributed net realized gain (loss) on investments		24,498,113
Net unrealized appreciation (depreciation) on investments		70,702,727
Net Assets, for 151,944,666 shares outstanding		$ 1,841,589,360
Net Asset Value, offering price and redemption price per share ($1,841,589,360 ÷ 151,944,666 shares)		$ 12.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Interest		$ 40,927,512

Expenses
Management fee	$ 3,361,329
Transfer agent fees	618,554
Accounting fees and expenses	159,802
Independent trustees' compensation	4,202
Custodian fees and expenses	13,924
Registration fees	16,553
Audit	26,174
Legal	5,786
Miscellaneous	18,225
Total expenses before reductions	4,224,549
Expense reductions	(255,899)	3,968,650
Net investment income		36,958,862
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,191,167
Futures contracts	(112,540)
Total net realized gain (loss)		25,078,627
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,210,361)
Futures contracts	73,040
Total change in net unrealized appreciation (depreciation)		(35,137,321)
Net gain (loss)		(10,058,694)
Net increase (decrease) in net assets resulting from operations		$ 26,900,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,958,862	$ 75,032,974
Net realized gain (loss)	25,078,627	25,305,615
Change in net unrealized appreciation (depreciation)	(35,137,321)	(21,251,539)
Net increase (decrease) in net assets resulting from operations	26,900,168	79,087,050
Distributions to shareholders from net investment income	(37,246,155)	(75,321,159)
Distributions to shareholders from net realized gain	(1,472,510)	(21,403,072)
Total distributions	(38,718,665)	(96,724,231)
Share transactions Proceeds from sales of shares	174,556,489	251,806,709
Reinvestment of distributions	27,629,576	69,843,524
Cost of shares redeemed	(124,559,448)	(380,252,488)
Net increase (decrease) in net assets resulting from share transactions	77,626,617	(58,602,255)
Redemption fees	7,109	19,891
Total increase (decrease) in net assets	65,815,229	(76,219,545)

Net Assets
Beginning of period	1,775,774,131	1,851,993,676
End of period (including distributions in excess of net investment income of $581,800 and undistributed net investment income of $68,701, respectively)	$ 1,841,589,360	$ 1,775,774,131
Other Information Shares
Sold	14,363,321	20,670,242
Issued in reinvestment of distributions	2,276,202	5,751,297
Redeemed	(10,272,319)	(31,390,626)
Net increase (decrease)	6,367,204	(4,969,087)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 12.30	$ 12.22	$ 11.94	$ 11.86	$ 11.02
Income from Investment Operations
Net investment income D	.250	.519	.523	.535	.552 F	.573
Net realized and unrealized gain (loss)	(.068)	.051	.244	.343	.091 F	.836
Total from investment operations	.182	.570	.767	.878	.643	1.409
Distributions from net investment income	(.252)	(.521)	(.526)	(.531)	(.548)	(.569)
Distributions from net realized gain	(.010)	(.149)	(.161)	(.067)	(.015)	-
Total distributions	(.262)	(.670)	(.687)	(.598)	(.563)	(.569)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	- D, G	-
Net asset value, end of period	$ 12.12	$ 12.20	$ 12.30	$ 12.22	$ 11.94	$ 11.86
Total Return B, C	1.51%	4.80%	6.43%	7.51%	5.54%	13.11%
Ratios to Average Net Assets E
Expenses before expense reductions	.47% A	.47%	.47%	.48%	.47%	.49%
Expenses net of voluntary waivers, if any	.47% A	.47%	.47%	.48%	.47%	.49%
Expenses net of all reductions	.45% A	.46%	.47%	.46%	.42%	.42%
Net investment income	4.15% A	4.27%	4.25%	4.41%	4.63% F	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,841,589	$ 1,775,774	$ 1,851,994	$ 1,988,509	$ 1,888,575	$ 1,704,661
Portfolio turnover rate	32% A	22%	14%	15%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/05	% of fund's investments 1/31/05	% of fund's investments 7/31/04
0 - 30	92.7	90.3	91.3
31 - 90	0.0	2.8	4.8
91 - 180	0.4	1.1	1.7
181 - 397	6.9	5.8	2.2
Weighted Average Maturity
	7/31/05	1/31/05	7/31/04
Fidelity Massachusetts AMT Tax-Free Money Market Fund	27 Days	23 Days	19 Days
Massachusetts Tax-Free Money Market Funds Average *	25 Days	27 Days	28 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2005	As of January 31, 2005
Variable Rate Demand Notes (VRDNs) 82.1%	Variable Rate Demand Notes (VRDNs) 77.4%
Commercial Paper (including CP Mode) 4.0%	Commercial Paper (including CP Mode) 8.8%
Tender Bonds 3.1%	Tender Bonds 0.0%
Municipal Notes 5.3%	Municipal Notes 7.6%
Other Investments 0.8%	Other Investments 0.9%
Net Other Assets 4.7%	Net Other Assets 5.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.3%
	Principal Amount	Value (Note 1)
Massachusetts - 88.5%
Acushnet Gen. Oblig. BAN 3% 8/12/05	$ 6,000,000	$ 6,002,635
Cambridge Gen. Oblig. BAN 3.75% 3/1/06	3,600,000	3,619,401
Chicopee Gen. Oblig. BAN 2.75% 11/17/05	4,900,000	4,903,127
Cohasset Gen. Oblig. BAN 2.8% 8/12/05	7,200,000	7,200,396
Dighton-Rehoboth Reg'l. School District BAN 4% 6/2/06	6,000,000	6,053,593
Easton Gen. Oblig. BAN 3.5% 6/9/06	5,300,000	5,330,846
Fall River Gen. Oblig. BAN 4% 7/26/06	5,700,000	5,754,399
Franklin Gen. Oblig. BAN 3.75% 3/28/06	3,800,000	3,825,737
Lynnfield Gen. Oblig. BAN 3.35% 3/1/06	14,750,000	14,826,076
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 2.36% (Liquidity Facility Citibank NA) (b)(d)	2,800,000	2,800,000
Series EGL 04 31 Class A, 2.36% (Liquidity Facility Citibank NA) (b)(d)	5,000,000	5,000,000
Series EGL 99 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	4,645,000	4,645,000
Series Merlots 00 H, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,400,000	8,400,000
Series PT 2250, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,325,000	6,325,000
Series TOC 04 D, 2.36% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,200,000	2,200,000
Series 1999, 2.37%, VRDN (b)	12,100,000	12,100,000
2.7% 8/9/05 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,100,000	5,100,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 4, 2.36% (Liquidity Facility Citibank NA) (b)(d)	9,285,000	9,285,000
Series EGL 720050007, 2.36% (Liquidity Facility Citibank NA) (b)(d)	6,700,000	6,700,000
Series PT 1580, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,430,000	8,430,000
Series PT 2081, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,480,000	7,480,000
Series PT 2459, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,760,000	8,760,000
Series PT 2581, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	46,940,000	46,939,999
Series PT 2875, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	2,805,000	2,805,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series Putters 732, 2.36% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 7,725,000	$ 7,725,000
Series ROC II R358, 2.36% (Liquidity Facility Citibank NA) (b)(d)	5,675,000	5,675,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN Series MS 974, 2.35% (Liquidity Facility Morgan Stanley) (b)(d)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,900,000	3,900,000
(Boston Renaissance Charter School Proj.) 2.38%, LOC Fleet Nat'l. Bank, VRDN (b)	9,000,000	9,000,000
(Masonic Nursing Home, Inc. Proj.) 2.31%, LOC Citizens Bank of Massachusetts, VRDN (b)	11,420,000	11,420,000
(Saint Mark's School Proj.) 2.34%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000,000	8,000,000
Massachusetts Gen. Oblig.:
Bonds:
Series PT 391, 2.95%, tender 7/20/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	12,130,000	12,130,000
Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(d)(e)	7,395,000	7,395,000
Series PT 987, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(d)(e)	8,140,000	8,140,000
Participating VRDN:
Series AAB 00 18, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	4,600,000	4,600,000
Series AAB 02 18, 2.33% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	4,500,000	4,500,000
Series Clipper 05 22, 2.36% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	5,100,000	5,100,000
Series EGL 00 2102, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500,000	2,500,000
Series EGL 01 2102, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	4,300,000	4,300,000
Series EGL 01 2103, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	11,685,000	11,685,000
Series EGL 01 2104, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	4,690,000	4,690,000
Series EGL 01 2105, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	11,700,000	11,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 03 7777, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 8,100,000	$ 8,100,000
Series EGL 04 0003, 2.36% (Liquidity Facility Citibank NA) (b)(d)	7,200,000	7,200,000
Series EGL 04 0007, 2.36% (Liquidity Facility Citibank NA) (b)(d)	9,900,000	9,900,000
Series Merlot 05 B1, 2.37% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,500,000	5,500,000
Series Merlots 04 B12, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,195,000	2,195,000
Series Merlots 04 C42, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,995,000	3,995,000
Series Merlots 04 C44, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,890,000	1,890,000
Series Merlots A51, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,190,000	7,190,000
Series MS 01 535, 2.35% (Liquidity Facility Morgan Stanley) (b)(d)	5,400,000	5,400,000
Series MS 1047, 2.35% (Liquidity Facility Morgan Stanley) (b)(d)	3,400,000	3,400,000
Series MS 903, 2.35% (Liquidity Facility Morgan Stanley) (b)(d)	6,500,000	6,500,000
Series PT 1945, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,160,000	4,160,000
Series PT 2008, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,200,000	4,200,000
Series PT 2079, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,000	20,000
Series PT 2265, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,000	15,000
Series PT 2279, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,330,000	5,330,000
Series PT 2299, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,175,000	5,175,000
Series PT 2332, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,445,000	5,445,000
Series PT 2367, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,540,000	5,540,000
Series PT 2426, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,980,000	8,980,000
Series PT 2623, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,840,000	4,840,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 921, 2.35% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 5,430,000	$ 5,430,000
Series Putters 301, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,655,000	4,655,000
Series Putters 462, 2.36% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	2,575,000	2,575,000
Series ROC II R102, 2.36% (Liquidity Facility Citibank NA) (b)(d)	4,865,000	4,865,000
Series SG 126, 2.35% (Liquidity Facility Societe Generale) (b)(d)	3,255,000	3,255,000
Series Stars 100, 2.35% (Liquidity Facility BNP Paribas SA) (b)(d)	7,740,000	7,740,000
Series Stars 105, 2.35% (Liquidity Facility BNP Paribas SA) (b)(d)	5,450,000	5,450,000
Series Stars 80, 2.35% (Liquidity Facility BNP Paribas SA) (b)(d)	5,700,000	5,700,000
(Central Artery Proj.):
Series 2000 A, 2.32% (Liquidity Facility Landesbank Baden-Wuert (GTD)), VRDN (b)	39,010,000	39,010,000
Series B, 2.32%, VRDN (b)	13,000,000	13,000,000
Series 1998 B, 2.33% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	16,100,000	16,100,000
Series 2001 B, 2.38% (Liquidity Facility Landesbank Hess-Thuringen (GTD)), VRDN (b)	30,210,000	30,210,000
Series 2001 C, 2.38% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,200,000	2,200,000
Series 2001 G, 2.58% 8/17/05 (Liquidity Facility BNP Paribas SA), CP	9,700,000	9,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Amherst College Proj.) Series H, 2.7%, tender 4/3/06 (b)	9,300,000	9,300,000
Participating VRDN:
Series 01 834, 2.35% (Liquidity Facility Morgan Stanley) (b)(d)	8,700,000	8,700,000
Series EGL 03 18, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	9,995,000	9,995,000
Series EGL 03 50, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	4,700,000	4,700,000
Series EGL 04 39, 2.36% (Liquidity Facility Citibank NA) (b)(d)	6,180,000	6,180,000
Series EGL 96 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	5,975,000	5,975,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series EGL 97 2104, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 5,000,000	$ 5,000,000
Series Merlots 00 T, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,575,000	1,575,000
Series Merlots 00 WW, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,800,000	4,800,000
Series Merlots 97 Y, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,435,000	4,435,000
Series PA 595R, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000,000	4,000,000
Series PT 2664, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,080,000	7,080,000
Series PT 2665, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,670,000	9,670,000
Series PT 904, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,090,000	9,090,000
Series SGB 42, 2.36% (Liquidity Facility Societe Generale) (b)(d)	8,700,000	8,700,000
(Bentley College Proj.) Series K, 2.37%, LOC Fleet Nat'l. Bank, VRDN (b)	7,800,000	7,800,000
(Endicott College Proj.) Series B, 2.32%, LOC Fleet Nat'l. Bank, VRDN (b)	12,000,000	12,000,000
(Harvard Vanguard Med. Associates Proj.) 2.32%, LOC Bank of America NA, VRDN (b)	16,580,000	16,580,000
(Home for Little Wanderers Proj.) Series B, 2.33%, LOC Fleet Bank NA, VRDN (b)	6,835,000	6,835,000
(Partners HealthCare Sys., Inc. Proj.) Series P2, 2.32% (FSA Insured), VRDN (b)	27,050,000	27,050,000
(Williams College Proj.) Series E, 2.36%, VRDN (b)	7,400,000	7,400,000
2.8% 8/12/05, CP	1,700,000	1,700,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,375,000	8,375,000
Series 2003 F, 2.32% (FSA Insured), VRDN (b)	13,085,000	13,085,000
Massachusetts Indl. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svcs., Inc. Proj.) 2.34%, LOC Lloyds TSB Bank PLC, VRDN (b)	4,740,000	4,740,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
2.8% tender 8/19/05, CP mode	4,700,000	4,700,000
2.85% tender 8/16/05, CP mode	5,100,000	5,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	$ 9,300,000	$ 9,300,000
Participating VRDN Series SG 56, 2.35% (Liquidity Facility Societe Generale) (b)(d)	7,025,000	7,025,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 2.33%, LOC Suntrust Bank, VRDN (b)	2,100,000	2,100,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 2.33%, LOC ABN-AMRO Bank NV, VRDN (b)	2,800,000	2,800,000
Series 1994 B, 2.33%, LOC ABN-AMRO Bank NV, VRDN (b)	4,000,000	4,000,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.34%, LOC Fleet Nat'l. Bank, VRDN (b)	4,140,000	4,140,000
(Youville Place Proj.) Series 1996, 2.39% (AMBAC Insured), VRDN (b)	3,900,000	3,900,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1951, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,945,000	9,945,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series PA 599R, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,850,000	4,850,000
Series Putters 893, 2.35% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,470,000	12,470,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series Macon 05 K, 2.36% (Liquidity Facility Bank of America NA) (b)(d)	7,000,000	7,000,000
Series PT 3058, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	18,700,000	18,700,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 2.35% (Liquidity Facility Societe Generale) (b)(d)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,885,000	19,885,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 2.36% (Liquidity Facility Bank of America NA) (b)(d)	14,250,000	14,250,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 2.35% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(d)	5,310,000	5,310,000
Series PT 2365, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,900,000	5,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Putters 578, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 4,995,000	$ 4,995,000
Series Putters 867T, 2.36% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,835,000	3,835,000
Series ROC II R6512, 2.36% (Liquidity Facility Citibank NA) (b)(d)	2,655,000	2,655,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,070,000	5,070,000
Series SGA 87, 2.34% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 02 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	4,600,000	4,600,000
Series EGL 7050015, 2.36% (Liquidity Facility Citibank NA) (b)(d)	7,000,000	7,000,000
Series MS 04 1038, 2.35% (Liquidity Facility Morgan Stanley) (b)(d)	8,870,000	8,870,000
Series Putters 826, 2.36% (Liquidity Facility Dresdner Bank AG) (b)(d)	6,595,000	6,595,000
Series ROC II R252, 2.36% (Liquidity Facility Citibank NA) (b)(d)	6,585,000	6,585,000
2.36% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	5,500,000	5,500,000
Series 1995, 2.85% 8/12/05, LOC Bayerische Landesbank Girozentrale, CP	5,500,000	5,500,000
Series 1997 B, 2.34% (AMBAC Insured), VRDN (b)	13,855,000	13,855,000
Series 1998 D, 2.34% (FGIC Insured), VRDN (b)	7,700,000	7,700,000
Series 1999:
2.71% 8/25/05, LOC State Street Bank & Trust Co., Boston, CP	6,900,000	6,900,000
2.75% 8/11/05, LOC State Street Bank & Trust Co., Boston, CP	6,800,000	6,800,000
2.93% 8/10/05, LOC State Street Bank & Trust Co., Boston, CP	3,700,000	3,700,000
Series 2000 B, 2.34% (FGIC Insured), VRDN (b)	22,925,000	22,925,000
Melrose Gen. Oblig. BAN 3% 8/11/05	3,000,000	3,001,198
Mendon Upton Reg'l. School District BAN 3.5% 2/28/06	4,600,000	4,619,349
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 6,535,000	$ 6,535,000
Series EGL 01 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(d)	2,200,000	2,200,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN Series ROC II 2038, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,115,000	5,115,000
		1,087,273,256
Puerto Rico - 6.8%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 2.45% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000,000	10,000,000
Series Merlots 01 A107, 2.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	24,595,000	24,595,000
Series PA 1225, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000,000	10,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 2.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,415,000	14,415,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series Merlots B03, 2.34% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,965,000	9,965,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.72%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,200,000	1,200,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series Stars 97, 2.33% (Liquidity Facility BNP Paribas SA) (b)(d)	13,570,000	13,570,000
		83,745,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 0.0%
Fidelity Tax-Free Cash Central Fund, 2.36% (a)(c)	6,700	$ 6,700
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $1,171,024,956)		1,171,024,956
NET OTHER ASSETS - 4.7%		58,219,585
NET ASSETS - 100%		$ 1,229,244,541
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,665,000 or 2.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds: Series PT 391, 2.95%, tender 7/20/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/6/03 - 5/18/05	$ 12,130,000
Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	6/24/04	$ 7,395,000
Series PT 987, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	6/24/04	$ 8,140,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,171,024,956) - See accompanying schedule		$ 1,171,024,956
Cash		28,761,114
Receivable for investments sold		19,847,691
Receivable for fund shares sold		5,210,075
Interest receivable		6,128,678
Receivable from investment adviser for expense reductions		22,888
Other receivables		89,027
Total assets		1,231,084,429

Liabilities
Payable for fund shares redeemed	$ 1,184,011
Distributions payable	216,126
Accrued management fee	438,521
Other affiliated payables	1,230
Total liabilities		1,839,888

Net Assets		$ 1,229,244,541
Net Assets consist of:
Paid in capital		$ 1,229,108,702
Undistributed net investment income		102,135
Accumulated undistributed net realized gain (loss) on investments		33,704
Net Assets, for 1,228,845,023 shares outstanding		$ 1,229,244,541
Net Asset Value, offering price and redemption price per share ($1,229,244,541 ÷ 1,228,845,023 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Interest		$ 12,303,926

Expenses
Management fee	$ 2,359,908
Independent trustees' compensation	2,413
Total expenses before reductions	2,362,321
Expense reductions	(608,421)	1,753,900
Net investment income		10,550,026
Net realized gain (loss) on investment securities		(51,451)
Net increase in net assets resulting from operations		$ 10,498,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,550,026	$ 8,795,416
Net realized gain (loss)	(51,451)	87,659
Net increase in net assets resulting from operations	10,498,575	8,883,075
Distributions to shareholders from net investment income	(10,545,081)	(8,795,488)
Distributions to shareholders from net realized gain	-	(392,290)
Total distributions	(10,545,081)	(9,187,778)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	578,960,467	682,918,704
Reinvestment of distributions	9,460,722	8,499,901
Cost of shares redeemed	(346,098,265)	(703,164,431)
Net increase (decrease) in net assets and shares resulting from share transactions	242,322,924	(11,745,826)
Total increase (decrease) in net assets	242,276,418	(12,050,529)

Net Assets
Beginning of period	986,968,123	999,018,652
End of period (including undistributed net investment income of $102,135 and undistributed net investment income of $97,190, respectively)	$ 1,229,244,541	$ 986,968,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.009	.007	.011	.023	.036
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.010	.009	.007	.011	.023	.036
Distributions from net investment income	(.010)	(.009)	(.007)	(.011)	(.023)	(.036)
Distributions from net realized gain	-	- F	- F	-	-	-
Total distributions	(.010)	(.009)	(.007)	(.011)	(.023)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.96%	.95%	.69%	1.11%	2.28%	3.61%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.43%	.43%	.48%	.50%
Expenses net of voluntary waivers, if any	.40% A	.40%	.40%	.40%	.47%	.50%
Expenses net of all reductions	.32% A	.38%	.39%	.37%	.43%	.49%
Net investment income	1.93% A	.90%	.68%	1.11%	2.23%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,229,245	$ 986,968	$ 999,019	$ 1,031,989	$ 1,049,434	$ 883,875

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/05	% of fund's investments 1/31/05	% of fund's investments 7/31/04
0 - 30	92.8	90.7	88.4
31 - 90	1.4	2.4	6.0
91 - 180	0.4	1.2	1.1
181 - 397	5.4	5.7	4.5
Weighted Average Maturity
	7/31/05	1/31/05	7/31/04
Fidelity Massachusetts Municipal Money Market	23 Days	22 Days	24 Days
Massachusetts Tax-Free Money Market Funds Average *	25 Days	27 Days	28 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2005	As of January 31, 2005
Variable Rate Demand Notes (VRDNs) 80.3%	Variable Rate Demand Notes (VRDNs) 75.9%
Commercial Paper (including CP Mode) 5.5%	Commercial Paper (including CP Mode) 6.5%
Tender Bonds 1.4%	Tender Bonds 0.7%
Municipal Notes 6.5%	Municipal Notes 8.1%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 4.8%
Other Investments 0.7%	Other Investments 0.4%
Net Other Assets 5.6%	Net Other Assets 3.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.4%
	Principal Amount	Value (Note 1)
Massachusetts - 92.3%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 2.38%, LOC Fleet Bank NA, VRDN (b)(d)	$ 3,615,000	$ 3,615,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	4,830,000	4,830,000
Series SG 75, 2.35% (Liquidity Facility Societe Generale) (b)(e)	13,480,000	13,480,000
Cambridge Gen. Oblig. BAN 3.75% 3/1/06	11,475,000	11,536,842
Chicopee Gen. Oblig. BAN 2.75% 11/17/05	15,100,000	15,109,637
Cohasset Gen. Oblig. BAN 2.8% 8/12/05	22,800,000	22,801,254
Dighton-Rehoboth Reg'l. School District BAN 4% 6/2/06	20,000,000	20,178,643
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,675,000	5,675,000
Easton Gen. Oblig. BAN 3.5% 6/9/06	16,680,000	16,777,078
Fall River Gen. Oblig. BAN 4% 7/26/06	18,100,000	18,272,740
Franklin Gen. Oblig. BAN 3.75% 3/28/06	14,200,000	14,296,173
Haverhill Gen. Oblig. BAN 3.75% 3/30/06	8,430,000	8,489,774
Lynnfield Gen. Oblig. BAN 3.5% 3/1/06	11,662,138	11,732,177
Massachusetts Bay Trans. Auth.:
Participating VRDN:
Series EGL 04 24, Class A, 2.36% (Liquidity Facility Citibank NA) (b)(e)	10,070,000	10,070,000
Series EGL 99 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	12,600,000	12,600,000
Series Merlots 00 H, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	24,930,000	24,930,000
Series MS 00 431, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	1,895,000	1,895,000
Series MS 98 107, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	5,565,000	5,565,000
Series PA 675, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,670,000	4,670,000
Series TOC 04 D, 2.36% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	7,800,000	7,800,000
Series 1999, 2.37%, VRDN (b)	23,900,000	23,900,000
2.7% 8/9/05 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	21,100,000	21,100,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DB 163, 2.35% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,550,000	5,550,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series EGL 04 4, 2.36% (Liquidity Facility Citibank NA) (b)(e)	$ 9,000,000	$ 9,000,000
Series EGL 720050007, 2.36% (Liquidity Facility Citibank NA) (b)(e)	53,300,000	53,300,000
Series IXIS 05 12, 2.36% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	6,905,000	6,905,000
Series Macon 05 E, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	7,600,000	7,600,000
Series Merlots 04 B4, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	13,925,000	13,925,000
Series MS 01 723, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	34,355,000	34,355,000
Series PT 1580, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000,000	10,000,000
Series PT 2459, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	32,955,000	32,955,000
Series PT 2581, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	135,985,000	135,985,000
Series Putters 733T, 2.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,175,000	10,175,000
Series Putters 966, 2.36% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	10,800,000	10,800,000
Series ROC II R1034, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	8,030,000	8,030,000
Series ROC II R369, 2.36% (Liquidity Facility Citibank NA) (b)(e)	16,470,000	16,470,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	8,150,000	8,150,000
Series PT 2077, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,235,000	5,235,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 2.38%, LOC Wachovia Bank NA, VRDN (b)(d)	3,250,000	3,250,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 2.9% tender 8/16/05 (Massachusetts Elec. Co. Guaranteed), CP mode (d)	6,415,000	6,415,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 2.36%, LOC Fleet Bank NA, VRDN (b)(d)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.: - continued
(Monkiewicz Realty Trust Proj.) 2.37%, LOC Fleet Bank NA, VRDN (b)(d)	$ 5,425,000	$ 5,425,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 2.39%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(d)	8,000,000	8,000,000
(Casco Crossing Proj.) 2.42%, LOC Fannie Mae, VRDN (b)(d)	5,000,000	5,000,000
(Georgetown Village Apts. Proj.) 2.42%, LOC Fannie Mae, VRDN (b)(d)	7,850,000	7,850,000
(Salem Heights Apts. Proj.) Series A, 2.33%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(d)	15,700,000	15,700,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 2.4%, LOC Suntrust Bank, VRDN (b)(d)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series Macon 05 J, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	17,195,000	17,195,000
Series PA 1316, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,315,000	10,315,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,125,000	7,125,000
(Boston Renaissance Charter School Proj.) 2.38%, LOC Fleet Nat'l. Bank, VRDN (b)	13,485,000	13,485,000
(Brooks School Issue Proj.) Series 1999 A, 2.35% (MBIA Insured), VRDN (b)	3,700,000	3,700,000
(Neighborhood House Charter Proj.) Series A, 2.33%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Newton Country Day School Proj.) 2.34%, LOC Fleet Nat'l. Bank, VRDN (b)	8,000,000	8,000,000
(Thayer Academy Proj.) 2.33%, LOC Allied Irish Banks PLC, VRDN (b)	12,670,000	12,670,000
(Third Sector New England, Inc. Proj.) Series A, 2.33%, LOC Fleet Nat'l. Bank, VRDN (b)	12,200,000	12,200,000
(WGBH Edl. Foundation Proj.) Series B, 2.35% (AMBAC Insured), VRDN (b)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 2.35%, LOC Citizens Bank of Massachusetts, VRDN (b)	19,900,000	19,900,000
Series B, 2.35%, LOC Citizens Bank of Massachusetts, VRDN (b)	5,000,000	5,000,000
Series A, 2.34%, LOC Fleet Nat'l. Bank, VRDN (b)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
2.37%, LOC Key Bank NA, VRDN (b)	$ 6,000,000	$ 6,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 2.41%, LOC JPMorgan Chase Bank, VRDN (b)(d)	5,000,000	5,000,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 2.35% (Liquidity Facility BNP Paribas SA) (b)(e)	8,010,000	8,010,000
Massachusetts Gen. Oblig.:
Bonds Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (b)(e)(f)	25,800,000	25,800,000
Participating VRDN:
Series AAB 00 18, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	14,740,000	14,740,000
Series AAB 02 18, 2.33% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	14,375,000	14,375,000
Series BA 01 O, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	2,785,000	2,785,000
Series BA 02 C, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	3,490,000	3,490,000
Series CDC 04 2, 2.35% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	12,615,000	12,615,000
Series Clipper 05 22, 2.36% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	22,535,000	22,535,000
Series EGL 00 2102, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	7,400,000	7,400,000
Series EGL 01 2102, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	14,835,000	14,835,000
Series EGL 01 2103, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	38,500,000	38,500,000
Series EGL 01 2104, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	16,100,000	16,100,000
Series EGL 01 2105, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	35,585,000	35,585,000
Series EGL 02 6008, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	7,860,000	7,860,000
Series EGL 03 13, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	16,830,000	16,830,000
Series EGL 03 7777, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	26,565,000	26,565,000
Series EGL 04 0003, 2.36% (Liquidity Facility Citibank NA) (b)(e)	23,635,000	23,635,000
Series EGL 04 0005, 2.36% (Liquidity Facility Citibank NA) (b)(e)	1,650,000	1,650,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 04 0006, 2.36% (Liquidity Facility Citibank NA) (b)(e)	$ 12,750,000	$ 12,750,000
Series EGL 04 0008, 2.36% (Liquidity Facility Citibank NA) (b)(e)	14,850,000	14,850,000
Series Floaters 05 7, 2.35% (Liquidity Facility Landesbank Hess-Thuringen (GTD)) (b)(e)	10,000	10,000
Series IXIS 04 9, 2.36% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	34,205,000	34,205,000
Series Macon 05 C, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	3,950,000	3,950,000
Series Merlot 05 B1, 2.37% (Liquidity Facility Wachovia Bank NA) (b)(e)	17,095,000	17,095,000
Series Merlots 04 B12, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	10,705,000	10,705,000
Series Merlots 04 C42, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,385,000	5,385,000
Series Merlots 04 C44, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,525,000	7,525,000
Series Merlots A51, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,375,000	7,375,000
Series MS 01 535, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	20,041,500	20,041,500
Series MS 01 574, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	6,395,000	6,395,000
Series MS 01 785 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	8,575,000	8,575,000
Series MS 1015, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	7,230,000	7,230,000
Series MS 1047, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	12,430,000	12,430,000
Series MS 872, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	7,495,000	7,495,000
Series MS 902, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	9,995,000	9,995,000
Series MS 903, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	1,495,000	1,495,000
Series PA 1059, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,900,000	4,900,000
Series PT 1390, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,165,000	10,165,000
Series PT 1609, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,060,000	10,060,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 1611, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 15,760,000	$ 15,760,000
Series PT 1618, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,065,000	8,065,000
Series PT 1802, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,945,000	4,945,000
Series PT 1945, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,230,000	12,230,000
Series PT 2008, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,905,000	6,905,000
Series PT 2015, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,190,000	11,190,000
Series PT 2073, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,635,000	2,635,000
Series PT 2079, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	25,625,000	25,625,000
Series PT 2118, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,510,000	10,510,000
Series PT 2146, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,400,000	5,400,000
Series PT 2226, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,715,000	16,715,000
Series PT 2252, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,350,000	11,350,000
Series PT 2289, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,420,000	11,420,000
Series PT 2389, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,895,000	11,895,000
Series PT 2421, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,240,000	15,240,000
Series PT 2426, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	40,630,000	40,630,000
Series PT 2427, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,820,000	6,820,000
Series PT 921, 2.35% (Liquidity Facility BNP Paribas SA) (b)(e)	18,700,000	18,700,000
Series Putters 300, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	24,255,000	24,255,000
Series Putters 301, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	19,490,000	19,490,000
Series Putters 317, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	13,190,000	13,190,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 343, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 7,870,000	$ 7,870,000
Series Putters 402, 2.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	30,095,000	30,095,000
Series Putters 462, 2.36% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	8,915,000	8,915,000
Series Putters 571, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,440,000	10,440,000
Series Putters 627, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,090,000	5,090,000
Series Putters 794, 2.36% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,445,000	5,445,000
Series Putters 808, 2.36% (Liquidity Facility Dresdner Bank AG) (b)(e)	15,000,000	15,000,000
Series ROC II 4526, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,145,000	5,145,000
Series ROC II R191, 2.36% (Liquidity Facility Citibank NA) (b)(e)	5,995,000	5,995,000
Series ROC II R2042, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,145,000	5,145,000
Series Stars 04 94, 2.35% (Liquidity Facility BNP Paribas SA) (b)(e)	10,945,000	10,945,000
Series Stars 80, 2.35% (Liquidity Facility BNP Paribas SA) (b)(e)	19,700,000	19,700,000
Series TOC 05 B, 2.36% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	20,000,000	20,000,000
Series TOC 05 C, 2.37% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	9,900,000	9,900,000
Series 2001 B, 2.38% (Liquidity Facility Landesbank Hess-Thuringen (GTD)), VRDN (b)	88,475,000	88,475,000
Series 2001 C, 2.38% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	35,990,000	35,990,000
Series 2001 G:
2.58% 8/17/05 (Liquidity Facility BNP Paribas SA), CP	30,300,000	30,300,000
2.58% 8/24/05 (Liquidity Facility BNP Paribas SA), CP	6,500,000	6,500,000
Series H, 2.58% 8/4/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	7,150,000	7,150,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Amherst College Proj.) Series H, 2.7%, tender 4/3/06 (b)	29,100,000	29,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series 01 834, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	$ 28,300,000	$ 28,300,000
Series BA 02 D, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	10,505,000	10,505,000
Series EGL 03 50, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	15,310,000	15,310,000
Series EGL 03 9, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	9,900,000	9,900,000
Series EGL 04 0013, 2.36% (Liquidity Facility Citibank NA) (b)(e)	9,100,000	9,100,000
Series EGL 04 39, 2.36% (Liquidity Facility Citibank NA) (b)(e)	23,000,000	23,000,000
Series EGL 04 44 Class A, 2.36% (Liquidity Facility Citibank NA) (b)(e)	26,975,000	26,975,000
Series EGL 7050044 Class A, 2.36% (Liquidity Facility Citibank NA) (b)(e)	11,325,000	11,325,000
Series EGL 96 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	17,000,000	17,000,000
Series EGL 97 2104, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	17,500,000	17,500,000
Series Merlots 00 T, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,975,000	3,975,000
Series Merlots 00 WW, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	14,650,000	14,650,000
Series Merlots 04 A14, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,305,000	6,305,000
Series Merlots 97 Y, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,500,000	6,500,000
Series MS 01 587, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	11,655,000	11,655,000
Series PA 595R, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,155,000	4,155,000
Series PT 2256, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,340,000	9,340,000
Series PT 904, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	30,495,000	30,495,000
Series ROC II R294, 2.36% (Liquidity Facility Citibank NA) (b)(e)	4,995,000	4,995,000
Series ROC II R382, 2.37% (Liquidity Facility Citibank NA) (b)(e)	4,000,000	4,000,000
Series SG 27, 2.35% (Liquidity Facility Societe Generale) (b)(e)	11,435,000	11,435,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series SGA 65, 2.34% (Liquidity Facility Societe Generale) (b)(e)	$ 9,660,000	$ 9,660,000
Series SGB 42, 2.36% (Liquidity Facility Societe Generale) (b)(e)	27,080,000	27,080,000
(Bentley College Proj.) Series K, 2.37%, LOC Fleet Nat'l. Bank, VRDN (b)	25,390,000	25,390,000
(Boston Univ. Proj.) Series 2001 Q1, 2.3% (XL Cap. Assurance, Inc. Insured), VRDN (b)	20,000,000	20,000,000
(Endicott College Proj.) Series B, 2.32%, LOC Fleet Nat'l. Bank, VRDN (b)	12,225,000	12,225,000
(Simmons College Proj.) Series E, 2.37% (AMBAC Insured), VRDN (b)	15,875,000	15,875,000
(Winchester Hosp. Proj.):
Series F, 2.36%, LOC Fleet Nat'l. Bank, VRDN (b)	15,170,000	15,170,000
Series G, 2.36%, LOC Fleet Nat'l. Bank, VRDN (b)	5,260,000	5,260,000
2.8% 8/12/05, CP	15,100,000	15,100,000
2.8% 8/16/05, CP	4,430,000	4,430,000
Massachusetts Hsg. Fin. Agcy. (Princeton Crossing LP Proj.) Series 1996, 2.4%, LOC Fannie Mae, VRDN (b)(d)	15,900,000	15,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series T, 2.7% 1/31/06 (d)	13,000,000	13,000,000
Participating VRDN:
Series FRRI A13, 2.6% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	3,040,000	3,040,000
Series LB 04 L78, 2.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	11,000,000	11,000,000
Series Merlots H, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	19,000,000	19,000,000
Series 88, 2.35% (FSA Insured), VRDN (b)(d)	10,000,000	10,000,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 2.36%, LOC Fleet Bank NA, VRDN (b)(d)	2,200,000	2,200,000
(Abbott Box Co. Proj.) Series 1997, 2.37%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	2,290,000	2,290,000
(Barbour Corp. Proj.) Series 1998, 2.37%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	4,705,000	4,705,000
(BBB Esq. LLC Proj.) Series 1996, 2.36%, LOC Fleet Bank NA, VRDN (b)(d)	1,500,000	1,500,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 2.37%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	2,220,000	2,220,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.: - continued
(Brady Enterprises Proj.) Series 1996, 2.37%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	$ 2,450,000	$ 2,450,000
(Decas Cranberry Proj.) Series 1997, 2.37%, LOC Fleet Nat'l. Bank, VRDN (b)(d)	4,500,000	4,500,000
(Heat Fab, Inc. Proj.) Series 1996, 2.4%, LOC Fleet Bank NA, VRDN (b)(d)	3,175,000	3,175,000
(Interpolymer Corp. Proj.) Series 1992, 2.36%, LOC Fleet Bank NA, VRDN (b)(d)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 2.36%, LOC Fleet Bank NA, VRDN (b)(d)	2,800,000	2,800,000
(United Plastics Proj.) Series 1997, 2.37%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(d)	2,790,000	2,790,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
2.8% tender 8/19/05, CP mode	15,400,000	15,400,000
2.85% tender 8/16/05, CP mode	19,000,000	19,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/05	14,900,000	14,900,000
Participating VRDN Series SG 56, 2.35% (Liquidity Facility Societe Generale) (b)(e)	11,100,000	11,100,000
(Heritage at Darmouth Proj.) Series 1996, 2.37%, LOC Fleet Bank NA, VRDN (b)(d)	4,685,000	4,685,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 2.33%, LOC Suntrust Bank, VRDN (b)	3,375,000	3,375,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 2.33%, LOC ABN-AMRO Bank NV, VRDN (b)	4,700,000	4,700,000
Series 1994 B, 2.33%, LOC ABN-AMRO Bank NV, VRDN (b)	5,800,000	5,800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 2.34%, LOC Fleet Nat'l. Bank, VRDN (b)	3,230,000	3,230,000
(Youville Place Proj.) Series 1996, 2.39% (AMBAC Insured), VRDN (b)	4,700,000	4,700,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	23,960,000	23,960,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 2.51% (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	21,345,000	21,345,000
Series PA 592, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,850,000	4,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN: - continued
Series PA 600R, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	$ 4,850,000	$ 4,850,000
Series PT 895, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,930,000	5,930,000
Series Putters 891, 2.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,850,000	8,850,000
Series Putters 892, 2.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,330,000	10,330,000
Series Putters 952, 2.36% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,545,000	3,545,000
Series ROC II R2031, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,355,000	7,355,000
Series SGA 64, 2.42% (Liquidity Facility Societe Generale) (b)(d)(e)	8,705,000	8,705,000
Massachusetts Port Auth. Spl. Facilities Rev. Participating VRDN:
Series Putters 501Z, 2.4% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,580,000	5,580,000
Series ROC II R177, 2.38% (Liquidity Facility Citibank NA) (b)(d)(e)	7,495,000	7,495,000
Series ROC II R388, 2.38% (Liquidity Facility Citibank NA) (b)(d)(e)	2,500,000	2,500,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 2.42%, LOC Gen. Elec. Cap. Corp., VRDN (b)(d)	37,100,000	37,100,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 2.36% (Liquidity Facility Citibank NA) (b)(e)	6,015,000	6,015,000
Series Macon 05 K, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	22,700,000	22,700,000
Series Merlots B19, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,970,000	4,970,000
Series PT 3058, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	60,045,000	60,045,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 2.37% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,995,000	4,995,000
Series PT 1427, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,060,000	10,060,000
Series PT 2484, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	12,650,000	12,650,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	$ 10,360,000	$ 10,360,000
Series MS 827, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	8,495,000	8,495,000
Series PA 672, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,840,000	6,840,000
Series PT 135, 2.35% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	26,260,000	26,260,000
Series SG 124, 2.35% (Liquidity Facility Societe Generale) (b)(e)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 2.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,405,000	9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 2.36% (Liquidity Facility Bank of America NA) (b)(e)	18,670,000	18,670,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series CDC 04 3, 2.35% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(e)	19,125,000	19,125,000
Series PT 1990, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,260,000	5,260,000
Series PT 2365, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	21,565,000	21,565,000
Series PT 2368, 2.35% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,860,000	7,860,000
Series Putters 577, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,455,000	10,455,000
Series Putters 578, 2.35% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	18,000,000	18,000,000
Series ROC II R1027, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,945,000	7,945,000
Series ROC II R1036, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	10,140,000	10,140,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 2.36% (Liquidity Facility Wachovia Bank NA) (b)(e)	11,800,000	11,800,000
Series SGA 87, 2.34% (Liquidity Facility Societe Generale) (b)(e)	32,775,000	32,775,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series EGL 00 2103, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 5,600,000	$ 5,600,000
Series EGL 02 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	14,660,000	14,660,000
Series EGL 7050011, 2.36% (Liquidity Facility Citibank NA) (b)(e)	10,990,000	10,990,000
Series EGL 7050015, 2.36% (Liquidity Facility Citibank NA) (b)(e)	26,660,000	26,660,000
Series MS 04 1057, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	12,040,000	12,040,000
Series MS 1080, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	5,770,000	5,770,000
Series MS 1084, 2.35% (Liquidity Facility Morgan Stanley) (b)(e)	5,595,000	5,595,000
Series PA 637, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,625,000	4,625,000
Series PA 999R, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,210,000	5,210,000
Series PT 1382, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,575,000	6,575,000
Series PT 1774, 2.35% (Liquidity Facility WestLB AG) (b)(e)	10,265,000	10,265,000
Series Putters 799, 2.36% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,700,000	4,700,000
Series Putters 826, 2.36% (Liquidity Facility Dresdner Bank AG) (b)(e)	24,900,000	24,900,000
2.36% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	16,995,000	16,995,000
Series 1995:
2.52% 8/9/05, LOC Bayerische Landesbank Girozentrale, CP	6,000,000	6,000,000
2.7% 8/8/05, LOC Bayerische Landesbank Girozentrale, CP	9,200,000	9,200,000
2.85% 8/12/05, LOC Bayerische Landesbank Girozentrale, CP	18,000,000	18,000,000
Series 1998 D, 2.34% (FGIC Insured), VRDN (b)	30,000,000	30,000,000
Series 1999:
2.71% 8/25/05, LOC State Street Bank & Trust Co., Boston, CP	21,600,000	21,600,000
2.75% 8/11/05, LOC State Street Bank & Trust Co., Boston, CP	23,200,000	23,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Series 1999:
2.85% 8/11/05, LOC State Street Bank & Trust Co., Boston, CP	$ 6,000,000	$ 6,000,000
Series 2000 B, 2.34% (FGIC Insured), VRDN (b)	28,880,000	28,880,000
Medway Gen. Oblig. BAN 3% 10/7/05	16,299,646	16,335,198
Mendon Upton Reg'l. School District BAN 3.5% 2/28/06	16,735,000	16,805,391
Milford Gen. Oblig. BAN 3.5% 4/17/06	5,000,000	5,025,188
Milton Gen. Oblig. BAN 3% 8/5/05	5,000,000	5,000,334
Natick Gen. Oblig. BAN 3.75% 4/28/06	3,500,000	3,522,479
New Bedford Gen. Oblig. BAN 3.5% 2/24/06	8,500,000	8,537,619
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	19,900,000	19,900,000
Series EGL 01 2101, 2.36% (Liquidity Facility Citibank NA, New York) (b)(e)	7,600,000	7,600,000
Series ROC II R26, 2.36% (Liquidity Facility Citibank NA) (b)(e)	11,285,000	11,285,000
Scituate Gen. Oblig. BAN 3% 9/21/05	16,656,000	16,673,578
Shrewsbury Gen. Oblig. BAN 3.25% 8/12/05	12,200,000	12,204,612
Tyngsborough Gen. Oblig. BAN 3% 8/17/05	17,750,000	17,758,689
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Participating VRDN:
Series ROC II 4044, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	9,515,000	9,515,000
Series ROC II R4555, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,970,000	5,970,000
Worcester Gen. Oblig. BAN:
3.25% 9/16/05	13,050,000	13,068,099
3.75% 9/16/05	5,000,000	5,007,401
		3,638,534,406
Puerto Rico - 2.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series EGL 04 1017 Class A, 2.34% (Liquidity Facility Citibank NA) (b)(e)	3,250,000	3,250,000
Series Merlots 01 A107, 2.34% (Liquidity Facility Wachovia Bank NA) (b)(e)	18,970,000	18,970,000
Series MS 934, 2.33% (Liquidity Facility Morgan Stanley) (b)(e)	16,585,000	16,585,000
Series PA 774R, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,770,000	1,770,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN: - continued
Series ROC II R185, 2.34% (Liquidity Facility Citibank NA) (b)(e)	$ 2,000,000	$ 2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Grant Anticipation Rev. Participating VRDN Series ROC II R5034, 2.34% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	13,570,000	13,570,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series PA 114, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,935,000	7,935,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series PA 1044, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,745,000	8,745,000
Series PA 561, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,000,000	4,000,000
Series PA 778R, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,450,000	3,450,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,400,000	4,400,000
		84,675,000
	Shares
Other - 0.0%
Fidelity Municipal Cash Central Fund, 2.55% (a)(c)	13	13
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $3,723,209,419)		3,723,209,419
NET OTHER ASSETS - 5.6%		219,309,608
NET ASSETS - 100%		$ 3,942,519,027
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,800,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series PT 983, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	6/24/04	$ 25,800,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $3,723,209,419) - See accompanying schedule		$ 3,723,209,419
Cash		96,217,031
Receivable for investments sold		90,854,828
Receivable for fund shares sold		35,026,010
Interest receivable		19,975,228
Prepaid expenses		5,638
Other receivables		407,359
Total assets		3,965,695,513

Liabilities
Payable for fund shares redeemed	$ 21,329,756
Distributions payable	70,884
Accrued management fee	1,204,678
Other affiliated payables	419,520
Other payables and accrued expenses	151,648
Total liabilities		23,176,486

Net Assets		$ 3,942,519,027
Net Assets consist of:
Paid in capital		$ 3,941,353,326
Undistributed net investment income		140,360
Accumulated undistributed net realized gain (loss) on investments		1,025,341
Net Assets, for 3,941,058,552 shares outstanding		$ 3,942,519,027
Net Asset Value, offering price and redemption price per share ($3,942,519,027 ÷ 3,941,058,552 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Interest		$ 41,918,454

Expenses
Management fee	$ 7,019,690
Transfer agent fees	2,302,915
Accounting fees and expenses	159,509
Independent trustees' compensation	8,485
Custodian fees and expenses	28,594
Registration fees	75,371
Audit	28,637
Legal	8,232
Miscellaneous	41,087
Total expenses before reductions	9,672,520
Expense reductions	(1,443,735)	8,228,785
Net investment income		33,689,669
Net realized gain (loss) on investment securities		(106,543)
Net increase in net assets resulting from operations		$ 33,583,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,689,669	$ 27,560,216
Net realized gain (loss)	(106,543)	146,634
Net increase in net assets resulting from operations	33,583,126	27,706,850
Distributions to shareholders from net investment income	(33,546,957)	(27,742,225)
Distributions to shareholders from net realized gain	-	(1,346,305)
Total distributions	(33,546,957)	(29,088,530)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,905,066,412	8,462,447,114
Reinvestment of distributions	33,367,446	28,845,837
Cost of shares redeemed	(4,673,967,400)	(8,074,608,520)
Net increase (decrease) in net assets and shares resulting from share transactions	264,466,458	416,684,431
Total increase (decrease) in net assets	264,502,627	415,302,751

Net Assets
Beginning of period	3,678,016,400	3,262,713,649
End of period (including undistributed net investment income of $140,360 and distributions in excess of net investment income of $2,352, respectively)	$ 3,942,519,027	$ 3,678,016,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.008	.006	.010	.022	.035
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.009	.008	.006	.010	.022	.035
Distributions from net investment income	(.009)	(.008)	(.006)	(.010)	(.022)	(.035)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	(.009)	(.008)	(.006)	(.010)	(.022)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.90%	.84%	.58%	1.02%	2.22%	3.58%
Ratios to Average Net Assets D
Expenses before expense reductions	.52% A	.51%	.50%	.51%	.50%	.53%
Expenses net of voluntary waivers, if any	.52% A	.51%	.50%	.51%	.50%	.53%
Expenses net of all reductions	.44% A	.49%	.49%	.48%	.46%	.52%
Net investment income	1.81% A	.79%	.58%	1.01%	2.20%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,942,519	$ 3,678,016	$ 3,262,714	$ 3,262,761	$ 3,189,696	$ 2,985,101

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Massachusetts Municipal Income Fund (the income fund), Fidelity Massachusetts AMT Tax-Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). On July 21, 2005, the Board of Trustees approved a change in the names of Spartan Massachusetts Municipal Income Fund and Spartan Massachusetts Municipal Money Market Fund to Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts AMT Tax-Free Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The income fund is a non-diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Massachusetts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. For the income fund, debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 1,750,657,656	$ 74,720,821	$ (3,289,166)	$ 71,431,655
Fidelity Massachusetts AMT Tax-Free Money Market Fund	1,171,024,956	-	-	-
Fidelity Massachusetts Municipal Money Market Fund	3,723,209,419	-	-	-

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $351,986,622 and $286,297,199, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.38%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.38%

FMR and its affiliates provide Fidelity Massachusetts AMT Tax-Free Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.12%

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Massachusetts AMT Tax-Free Money Market Fund	39,833
Fidelity Massachusetts Municipal Money Market Fund	675,188

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Massachusetts AMT Tax-Free Money Market Fund	.40%	$ 180,223

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

In addition, through an arrangement with Fidelity Massachusetts AMT Tax-Free Money Market Fund's custodian and transfer agent, $428,198 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 13,915	$ 233,485	$ 8,499
Fidelity Massachusetts Municipal Money Market Fund	28,475	1,400,935	14,325

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	2,528,641,310.15	78.206
Against	564,203,456.22	17.450
Abstain	110,645,729.35	3.422
Broker Non-Votes	29,820,088.56	.922
TOTAL	3,233,310,584.28	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	3,098,360,264.82	95.826
Withheld	134,950,319.46	4.174
TOTAL	3,233,310,584.28	100.000
Dennis J. Dirks
Affirmative	3,107,298,775.80	96.103
Withheld	126,011,808.48	3.897
TOTAL	3,233,310,584.28	100.000
Robert M. Gates
Affirmative	3,099,540,344.54	95.863
Withheld	133,770,239.74	4.137
TOTAL	3,233,310,584.28	100.000
George H. Heilmeier
Affirmative	3,099,895,859.45	95.874
Withheld	133,414,724.83	4.126
TOTAL	3,233,310,584.28	100.000
Abigail P. Johnson
Affirmative	3,088,523,692.94	95.522
Withheld	144,786,891.34	4.478
TOTAL	3,233,310,584.28	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	3,086,649,248.72	95.464
Withheld	146,661,335.56	4.536
TOTAL	3,233,310,584.28	100.000
Marie L. Knowles
Affirmative	3,103,737,298.31	95.993
Withheld	129,573,285.97	4.007
TOTAL	3,233,310,584.28	100.000
Ned C. Lautenbach
Affirmative	3,103,040,821.30	95.971
Withheld	130,269,762.98	4.029
TOTAL	3,233,310,584.28	100.000
Marvin L. Mann
Affirmative	3,098,207,571.16	95.822
Withheld	135,103,013.12	4.178
TOTAL	3,233,310,584.28	100.000
William O. McCoy
Affirmative	3,098,777,234.57	95.839
Withheld	134,533,349.71	4.161
TOTAL	3,233,310,584.28	100.000
Robert L. Reynolds
Affirmative	3,096,316,342.67	95.763
Withheld	136,994,241.61	4.237
TOTAL	3,233,310,584.28	100.000
Cornelia M. Small
Affirmative	3,104,283,335.71	96.009
Withheld	129,027,248.57	3.991
TOTAL	3,233,310,584.28	100.000
William S. Stavropoulos
Affirmative	3,102,321,792.70	95.949
Withheld	130,988,791.58	4.051
TOTAL	3,233,310,584.28	100.000
Kenneth L. Wolfe
Affirmative	3,103,742,611.69	95.993
Withheld	129,567,972.59	4.007
TOTAL	3,233,310,584.28	100.000
A Denotes trust-wide proposals and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund (formerly Spartan Massachusetts Municipal Income Fund) / Fidelity Massachusetts AMT Tax-Free Money Market Fund (formerly Spartan Massachusetts Municipal Money Market Fund) / Fidelity Massachusetts Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds,(iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Spartan MA Muni Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
4.5
4.5
4.2
3.1
1 Year
25
20
15
10
5
0
20.8
20.6
19.3
16.3
3 Year
45
40
35
30
25
20
15
10
5
0
41.6
41.0
39.3
33.9
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten	88%	96%	89%

Lipper Objective: Massachusetts Municipal Debt

SEC Benchmark: LB Municipal Bond

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund's five-year cumulative total return was lower than its benchmark.

Spartan MA Muni MM Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
1.0
0.9
0.8
0.7
0.6
0.5
0.4
0.3
0.2
0.1
0.0
0.9
0.7
0.6
1 Year
3.0
2.5
2.0
1.5
1.0
0.5
0.0
2.8
2.4
2.0
3 Year
9.5
9.0
8.5
8.0
7.5
7.0
6.5
9.1
8.5
7.7
5 Year
75th Percentile
Fund Return
25th Percentile

% Beaten 100% 100% 100%

Lipper Objective: Massachusetts Tax-Exempt Money Market

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity MA Muni MM Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
0.9
0.8
0.7
0.6
0.5
0.4
0.3
0.2
0.1
0.0
0.8
0.7
0.6
1 Year
3.0
2.5
2.0
1.5
1.0
0.5
0.0
2.4
2.4
2.0
3 Year
8.8
8.6
8.4
8.2
8.0
7.8
7.6
7.4
7.2
7.0
8.6
8.5
7.7
5 Year
75th Percentile
Fund Return
25th Percentile

% Beaten	83%	91%	90%

Lipper Objective: Massachusetts Tax-Exempt Money Market

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 24% would mean that 76% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Spartan Massachusetts Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Spartan MA Municipal Income

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan MA Muni Income
55
50
38
55
50
38
54
50
38
54
50
38
54
50
38
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	9%	9%	8%	9%	8%
Funds/Classes	578	558	525	526	518
ASPG Quadrant	1st	1st	1st	1st	1st

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan MA Municipal Money Market

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan MA Muni MM - Net Mgmt Fee
49
45
41
49
46
42
48
46
36
47
45
36
47
46
33
Jan-01
Dec-01
Dec-02
Dec-03
Dec-04

TMG %	27%	29%	18%	20%	17%
Funds/Classes	290	280	272	270	266
ASPG Quadrant	2nd	2nd	1st	1st	1st

MA Municipal Money Market

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
MA Muni MM
49
43
38
49
42
38
48
42
38
47
42
38
47
43
38
Jan-01
Dec-01
Dec-02
Dec-03
Dec-04

	Jan-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	18%	17%	20%	23%	24%
Funds/Classes	290	280	272	270	266
ASPG Quadrant	2nd	2nd	2nd	2nd	2nd

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each of Spartan Massachusetts Municipal Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

Semiannual Report

In its review of Spartan Massachusetts Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in a fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Spartan Massachusetts Municipal Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's management contracts incorporate a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund's existing Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MAS-USAN-0905
1.789293.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005